UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number  (811-05037)
                                                    -----------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                       PROFESSIONALLY MANAGED PORTFOLIOS
                        2020 E. FINANCIAL WAY, STE. 100
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5344
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: MARCH 31, 2005
                         --------------

Date of reporting period: SEPTEMBER 30, 2004
                          ------------------

ITEM 1. REPORT TO STOCKHOLDERS.
------------------------------

                              WOMEN'S EQUITY FUND

                               SEMI-ANNUAL REPORT

                           (WOMEN'S EQUITY FUND LOGO)

                                Six Months Ended
                               September 30, 2004

October 28, 2004

Dear Shareholders:

   As of October 1, 2004, the Women's Equity Fund (WEF) is 11 years old. We want to thank our shareholders for incorporating social criteria into their investment decisions and sharing our commitment to help break the glass ceiling. We feel strongly that investors need not sacrifice returns by investing in companies that reflect their values. We believe companies that make use of the talents of all their employees, including women, are better positioned to be more profitable over the long run.

   As of September 30, 2004 the Women's Equity Fund's average annual total returns were as follows:

                           One      Three     Five       Ten     From inception
                          Year      Years     Years     Years        10/1/93
                          ----      -----     -----     -----    --------------
Women's Equity Fund      14.15%     6.11%     3.54%     9.37%         9.13%
S&P 500 Index            13.87%     4.05%    -1.31%    11.08%        10.39%

   Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 888-552-9363.

   The Fund imposes a 2.00% redemption fee on shares held for less than two months.

   Per our Portfolio Manager, during the period from March 31, 2004 through September 30, 2004, the Women's Equity Fund return exceeded that for the Standard and Poor's 500 by approximately .8%. We believe that the primary reason for this result was the better performance, relative to the market as a whole, of the high financial quality companies we emphasize in the portfolio. Detracting from performance in this period was our modest holding in energy related companies. As oil prices soared, these were among the best performers. We believe this trend is likely to reverse as high energy prices moderate demand and ultimately encourage an increase in supply. It should be noted that we have frequently under-weighted this sector. This is partly due to the difficulty in finding companies in this sector that meet both our social and financial criteria. The portfolio benefited during the quarter from two other allocation decisions. First, while the healthcare sector of the market generally performed poorly due to the slide in the value of many pharmaceutical company shares, we have substantial holdings in medical device manufacturers. These typically performed extremely well during the period. Finally, we have been cautious in selecting technology stocks due to valuations that often reflect expectations that we consider too high, and because we remain concerned about the quality of earnings for many of the companies in this sector.

   We are entering the 2005 proxy season with optimism for increasing support from state treasurers and public pension funds in the area of climate change, sexual orientation policies, equal opportunity, international labor and human rights initiatives. Environmental violations and the impact of global warming do affect shareholder value, and pension fund leaders are asking the Securities and Exchange Commission to request companies to disclose their global warming risks in their corporate filings. More companies are cooperating with investor advocates to address issues raised by investors instead of fighting shareholder proxy resolutions. Companies are recognizing that they can no longer risk their reputations when it comes to ethical breaches.

   The world of socially responsible investing has recently been challenged to examine itself. Paul Hawken and the Natural Capital Institute recently published a report on socially responsible investing that questioned the industry's practices. (The report can be accessed online at www.responsibleinvesting.org.) At Women's Equity Fund we understand that the hurdles we establish for companies that we invest in must be applied to our own organization and practices. We need to be accountable to our shareholders and transparent in our decisions and actions. We encourage our shareholders to share with us ideas and suggestions to make our work more responsive and effective.

   Sincerely yours,

   /s/Linda C.Y. Pei

   Linda C.Y. Pei
   President

The opinions expressed above are those of the fund manager, are subject to change, and any forecasts made cannot be guaranteed.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. One cannot invest directly in an index.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

This material must be preceded or accompanied by a current prospectus. Please refer to the prospectus for important information about the investment company including investment objectives, risks, charges and expenses.

Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Quasar Distributors, LLC, distributor. (11/04)

SECTOR ALLOCATION at September 30, 2004 (Unaudited)

Consumer Discretionary                                 10.0%
Consumer Staples                                       10.4%
Energy                                                  4.3%
Financials                                             24.5%
Health Care                                            18.5%
Industrials                                             8.4%
Information Technology                                 12.6%
Materials                                               5.5%
Utilities                                               1.4%
Cash*<F1>                                               4.4%

*<F1>  Cash equivalents and other assets less liabilities.

EXPENSE EXAMPLE For the Six Months Ended September 30, 2004 (Unaudited)

   As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/04 - 9/30/04).

ACTUAL EXPENSES

   The first line of the table below provides information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If you request that a redemption be made by wire transfer, currently, the Fund's transfer agent charges a $15.00 fee. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds may vary. These examples are not included in the example below. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

   The second line of the table below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                             Beginning        Ending          Expenses Paid
                              Account        Account        During the Period
                            Value 4/1/04  Value 9/30/04   4/1/04 - 9/30/04*<F2>
                            ------------  -------------   ---------------------
Actual                         $1,000         $1,006              $7.54
Hypothetical (5% annual
  return before expenses)      $1,000         $1,018              $7.59

*<F2> Expenses are equal to the Fund's annualized expense ratio of 1.50% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

SCHEDULE OF INVESTMENTS at September 30, 2004 (Unaudited)

SHARES                                                                VALUE
------                                                                -----
COMMON STOCKS: 93.6%

APPAREL: 0.8%
      6,000    Jones Apparel
                 Group, Inc.                                       $   214,800
                                                                   -----------

AUTO PARTS & EQUIPMENT: 1.1%
      5,000    Lear Corp.                                              272,250
                                                                   -----------

BANKS: 12.1%
     16,000    Bank of America Corp.                                   693,280
      7,500    Comerica, Inc.                                          445,125
     10,000    Commerce
                 Bancshares, Inc.                                      480,900
      7,000    Northern Trust Corp.                                    285,600
      3,500    SunTrust Banks, Inc.                                    246,435
      7,000    Wells Fargo & Co.                                       417,410
     14,000    Wilmington Trust Corp.                                  506,940
                                                                   -----------
                                                                     3,075,690
                                                                   -----------

BEVERAGES: 1.7%
      9,000    PepsiCo, Inc.                                           437,850
                                                                   -----------

BIOTECHNOLOGY: 1.0%
      4,500    Amgen, Inc.*<F3>                                        255,060
                                                                   -----------

CHEMICALS: 4.0%
     11,000    Ecolab, Inc.                                            345,840
      9,000    Praxair, Inc.                                           384,660
      5,000    Sigma-Aldrich Corp.                                     290,000
                                                                   -----------
                                                                     1,020,500
                                                                   -----------

COMPUTERS: 4.6%
     14,000    Dell, Inc.*<F3>                                         498,400
      6,000    Diebold, Inc.                                           280,200
      4,500    International Business
                 Machines Corp.                                        385,830
                                                                   -----------
                                                                     1,164,430
                                                                   -----------

COSMETICS/PERSONAL CARE: 2.9%
      9,000    Alberto-Culver Co.                                      391,320
      7,600    Avon Products, Inc.                                     331,968
        200    The Gillette Co.                                          8,348
                                                                   -----------
                                                                       731,636
                                                                   -----------

DISTRIBUTION/WHOLESALE: 1.9%
      8,500    W.W. Grainger, Inc.                                     490,025
                                                                   -----------

DIVERSIFIED FINANCIAL SERVICES: 4.9%
      3,000    The Charles
                 Schwab Corp.                                           27,570
      4,000    Fannie Mae                                              253,600
     18,000    MBNA Corp.                                              453,600
     10,000    T Rowe Price Group, Inc.                                509,400
                                                                   -----------
                                                                     1,244,170
                                                                   -----------

FOOD: 3.8%
     10,000    Hershey Foods Corp.                                     467,100
     17,000    Sysco Corp.                                             508,640
                                                                   -----------
                                                                       975,740
                                                                   -----------

HEALTHCARE-PRODUCTS: 12.4%
      6,000    Beckman Coulter, Inc.                                   336,720
      6,000    Becton, Dickinson & Co.                                 310,200
     10,000    Biomet, Inc.                                            468,800
      7,000    C.R. Bard, Inc.                                         396,410
      4,500    Henry Schein, Inc.*<F3>                                 280,395
      8,000    Johnson & Johnson                                       450,640
      8,500    Medtronic, Inc.                                         441,150
      3,600    Respironics, Inc.*<F3>                                  192,384
      5,000    Stryker Corp.                                           240,400
                                                                   -----------
                                                                     3,117,099
                                                                   -----------

HOME FURNISHINGS: 0.8%
      7,600    Leggett & Platt, Inc.                                   213,560
                                                                   -----------

INSURANCE: 5.4%
      8,000    American International
                 Group, Inc.                                           543,920
      8,000    Chubb Corp.                                             562,240
      6,000    Marsh & McLennan
                 Cos., Inc.                                            274,560
                                                                   -----------
                                                                     1,380,720
                                                                   -----------

LEISURE TIME: 0.9%
      4,000    Harley-Davidson, Inc.                                   237,760
                                                                   -----------

MEDIA: 2.0%
      7,000    McClatchy Co.                                           495,810
                                                                   -----------

MISCELLANEOUS MANUFACTURER: 6.5%
      4,000    Carlisle Cos., Inc.                                     255,720
     10,500    Dover Corp.                                             408,135
      6,000    Illinois Tool Works, Inc.                               559,020
     10,000    Teleflex, Inc.                                          425,000
                                                                   -----------
                                                                     1,647,875
                                                                   -----------

OIL & GAS: 4.3%
     19,000    BP PLC                                                1,093,070
                                                                   -----------

PACKAGING CONTAINERS: 1.5%
     14,000    Bemis Co., Inc.                                         372,120
                                                                   -----------

PHARMACEUTICALS: 4.3%
      6,000    Merck & Co., Inc.                                       198,000
      7,500    Novartis AG - ADR                                       350,025
     10,000    Pfizer, Inc.                                            306,000
      9,000    Teva Pharmaceutical
                 Industries Ltd.                                       233,550
                                                                   -----------
                                                                     1,087,575
                                                                   -----------

RETAIL: 6.3%
     12,000    Costco Wholesale Corp.                                  498,720
      8,500    Home Depot, Inc.                                        333,200
     16,000    Ross Stores, Inc.                                       375,040
     17,500    TJX Cos., Inc.                                          385,700
                                                                   -----------
                                                                     1,592,660
                                                                   -----------

SEMICONDUCTORS: 2.9%
     17,000    Applied Materials, Inc.*<F3>                            280,330
     22,000    Intel Corp.                                             441,320
                                                                   -----------
                                                                       721,650
                                                                   -----------

SOFTWARE: 5.4%
      5,000    Adobe Systems, Inc.                                     247,350
      5,500    Automatic Data
                 Processing, Inc.                                      227,260
     10,000    IMS Health Inc.                                         239,200
     14,000    Microsoft Corp.                                         387,100
     23,000    Oracle Corp.*<F3>                                       259,440
                                                                   -----------
                                                                     1,360,350
                                                                   -----------

TELECOMMUNICATIONS: 2.1%
        500    ALLTEL Corp.                                             27,455
      5,200    BellSouth Corp.                                         141,024
     13,000    Nokia Corp. - ADR                                       178,360
      7,000    SBC
                 Communications, Inc.                                  181,650
                                                                   -----------
                                                                       528,489
                                                                   -----------
TOTAL COMMON STOCKS
  (cost $19,290,304)                                                23,730,889
                                                                   -----------

PRINCIPAL
AMOUNT
---------
MICROFINANCE SECURITIES: 2.0%
 $  500,000    Blue Orchard
                 Microfinance Securities
                 I, LLC, 4.936%,
                 7/31/11+<F4>
                 (cost $500,000)                                       520,000
                                                                   -----------

SHARES
------
SHORT-TERM INVESTMENT: 5.5%

MONEY MARKET INVESTMENT: 5.5%
  1,396,415    Federated Cash
                 Trust Treasury
                 Money Market
                 (cost $1,396,415)                                   1,396,415
                                                                   -----------
TOTAL INVESTMENTS IN SECURITIES
  (cost $21,186,719):  101.1%                                       25,647,304
Liabilities in excess
  of Other Assets:  (1.1)%                                            (291,546)
                                                                   -----------
NET ASSETS: 100.0%                                                 $25,355,758
                                                                   -----------
                                                                   -----------

*<F3>   Non-income producing security.
+<F4> Security purchased in private placement transaction and valued at its fair value under the supervision of the Board of Trustees.
ADR - American Depositary Receipt

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES at September 30, 2004 (Unaudited)

ASSETS
   Investments in securities, at value (cost $21,186,719)          $25,647,304
   Receivables:
       Fund shares sold                                                 95,881
       Dividends and interest                                           28,643
   Prepaid expenses                                                     14,713
                                                                   -----------
           Total assets                                             25,786,541
                                                                   -----------

LIABILITIES
   Payables:
       Due to custodian                                                  3,765
       Investments purchased                                           360,230
       Advisory fees                                                    11,055
       Administration fees                                               3,908
       Custody fees                                                      1,523
       Distribution fees                                                15,217
       Fund accounting fees                                              9,969
       Transfer agent fees                                              14,075
   Accrued expenses and other liabilities                               11,041
                                                                   -----------
           Total liabilities                                           430,783
                                                                   -----------

NET ASSETS                                                         $25,355,758
                                                                   -----------
                                                                   -----------
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
     ($25,355,758/1,299,282 shares outstanding; unlimited
     number of shares authorized without par value)                     $19.52
                                                                        ------
                                                                        ------

COMPONENTS OF NET ASSETS
   Paid-in capital                                                 $20,769,273
   Accumulated net investment income                                    21,749
   Accumulated net realized gain on investments                        104,151
   Net unrealized appreciation on investments                        4,460,585
                                                                   -----------
           Net assets                                              $25,355,758
                                                                   -----------
                                                                   -----------

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS For the Six Months Ended September 30, 2004 (Unaudited)

INVESTMENT INCOME
   Income
       Dividends                                                      $175,465
       Interest                                                          5,818
                                                                      --------
           Total income                                                181,283
                                                                      --------
   Expenses
       Advisory fees                                                   117,273
       Distribution fees                                                29,318
       Administration fees                                              23,454
       Transfer agent fees                                              17,297
       Fund accounting fees                                             11,782
       Audit fees                                                        8,524
       Registration fees                                                 8,524
       Reports to shareholders                                           5,766
       Trustee fees                                                      3,009
       Custody fees                                                      3,009
       Legal fees                                                        2,507
       Miscellaneous                                                     2,256
       Insurance expense                                                   877
                                                                      --------
           Total expenses                                              233,596
           Less: fees waived                                           (57,687)
                                                                      --------
           Net expenses                                                175,909
                                                                      --------
               NET INVESTMENT INCOME                                     5,374
                                                                      --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain on investments                                    240,598
   Change in net unrealized depreciation on investments               (128,746)
                                                                      --------
       Net realized and unrealized gain on investments                 111,852
                                                                      --------
           NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS       $117,226
                                                                      --------
                                                                      --------

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                             SIX MONTHS ENDED            YEAR ENDED
                                                         SEPTEMBER 30, 2004#<F6>       MARCH 31, 2004
                                                         -----------------------       --------------
INCREASE (DECREASE) IN
  NET ASSETS FROM:

OPERATIONS
   Net investment income (loss)                                 $     5,374              $    (5,139)
   Net realized gain on investments                                 240,598                  188,152
   Change in net unrealized appreciation/
     depreciation on investments                                   (128,746)               4,269,862
                                                                -----------              -----------
       Net increase in net assets
         resulting from operations                                  117,226                4,452,875
                                                                -----------              -----------
CAPITAL SHARE TRANSACTIONS
   Net increase in net assets derived from
     net change in outstanding shares (a)<F5>                     3,636,573                4,292,557
                                                                -----------              -----------
       TOTAL INCREASE IN NET ASSETS                               3,753,799                8,745,432

NET ASSETS
   Beginning of period                                           21,601,959               12,856,527
                                                                -----------              -----------
   End of period (including accumulated
     net investment income of $21,749
     and $16,375, respectively)                                 $25,355,758              $21,601,959
                                                                -----------              -----------
                                                                -----------              -----------

(a)<F5>  A summary of capital share transactions is as follows:

                            SIX MONTHS ENDED                 YEAR ENDED
                        SEPTEMBER 30, 2004 #<F6>           MARCH 31, 2004

                         Shares          Value         Shares          Value
                         ------          -----         ------          -----
Shares sold              256,658      $5,011,348       332,381      $5,991,316
Shares redeemed          (70,601)     (1,374,775)      (95,560)     (1,698,759)
                         -------      ----------       -------      ----------
Net increase             186,057      $3,636,573       236,821      $4,292,557
                         -------      ----------       -------      ----------
                         -------      ----------       -------      ----------

#<F6>  Unaudited.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period

                                        SIX MONTHS
                                          ENDED
                                      SEPTEMBER 30,                             YEAR ENDED MARCH 31,
                                        2004#<F7>         2004           2003           2002           2001           2000
                                      -------------       ----           ----           ----           ----           ----
Net asset value,
  beginning of period                     $19.40         $14.67         $18.50         $17.41         $20.76         $19.86
                                          ------         ------         ------         ------         ------         ------

INCOME FROM INVESTMENT
  OPERATIONS:
      Net investment
        income (loss)                         --*<F8>     (0.01)          0.01          (0.03)         (0.07)         (0.09)
      Net realized and unrealized
        gain (loss) on investments          0.12           4.74          (3.84)          1.66          (1.87)          1.94
                                          ------         ------         ------         ------         ------         ------
Total from
  investment operations                     0.12           4.73          (3.83)          1.63          (1.94)          1.85
                                          ------         ------         ------         ------         ------         ------

LESS DISTRIBUTIONS:
      From net realized gain                  --             --             --          (0.54)         (1.41)         (0.95)
                                          ------         ------         ------         ------         ------         ------
Net asset value, end of period            $19.52         $19.40         $14.67         $18.50         $17.41         $20.76
                                          ------         ------         ------         ------         ------         ------
                                          ------         ------         ------         ------         ------         ------
Total return                                0.62%^<F9>    32.24%        (20.75)%         9.59%         (9.87)%         9.60%

RATIOS/SUPPLEMENTAL DATA:
Net assets,
  end of period (millions)                $ 25.4         $ 21.6         $ 12.9         $ 12.7         $ 10.6         $ 11.8
RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
Before fees waived and
  expenses absorbed                         1.99%+<F10>    2.14%          2.48%          2.62%          2.48%          2.47%
After fees waived and
  expenses absorbed                         1.50%+<F10>    1.50%          1.50%          1.50%          1.50%          1.50%
RATIO OF NET INVESTMENT LOSS
  TO AVERAGE NET ASSETS:
Before fees waived and
  expenses absorbed                        (0.44)%+<F10>  (0.67)%        (1.01)%        (1.33)%        (1.35)%        (1.42)%
After fees waived and
  expenses absorbed                         0.05%+<F10>   (0.03)%        (0.03)%        (0.21)%        (0.37)%        (0.45)%
Portfolio turnover rate                     3.66%^<F9>    15.50%         16.31%         14.64%         16.24%         19.32%

#<F7>   Unaudited.
*<F8>   Amount less than $0.01 per share.
^<F9>   Not Annualized.
+<F10>  Annualized.

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 - ORGANIZATION

   The Women's Equity Fund (the "Fund") is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Women's Equity Fund began operations on October 1, 1993. The investment objective of the Women's Equity Fund is to provide long-term capital appreciation.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

   A. Security Valuation. Securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded on Nasdaq shall be valued using the Nasdaq Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on Nasdaq shall be valued at the most recent trade price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

   B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provisions are required. The fund has a tax year end of January 31.

   C. Security Transactions, Dividend Income and Distributions. Security transactions are accounted for on the trade date. The cost of securities sold is determined on a first-in, first-out basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

   D. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

   Pro-Conscience Funds, Inc. (the "Advisor") provides the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% of the average daily net assets of the Funds. For the six months ended September 30, 2004, the Women's Equity Fund incurred $117,273 in advisory fees. Boston Trust Investment Management Company (the "Sub-Advisor") acts as Sub-Advisor to the Fund and is entitled to compensation for its services from the Advisor.

   The Fund is responsible for its own operating expenses. The Advisor has agreed to limit the Fund's total expenses to not more than 1.50% of average daily net assets. Any fee withheld and/or any Fund expense absorbed by the Advisor pursuant to an agreed-upon expense cap shall be reimbursed by the Fund to the Advisor, if so requested by the Advisor, any time before the end of the third fiscal year following the year to which the fees waived and expenses absorbed relate, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. For the six months ended September 30, 2004, the Advisor waived fees of $57,687.

   At September 30, 2004, the cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Fund that may be reimbursed was $417,482. The Advisor may recapture a portion of the above amount no later than the dates as stated below:

                                 March 31,
             -------------------------------------------------
             2005           2006           2007           2008
             ----           ----           ----           ----
           $126,282       $123,617       $109,896       $57,687

   The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

   U.S. Bancorp Fund Services, LLC ("USBFS"), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund's Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountant; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals.

   For its services, the Administrator receives a monthly fee at the following annual rate:

   Under $15 million               $30,000
   $15 to $50 million              0.20% of average daily net assets
   $50 to $100 million             0.15% of average daily net assets
   $100 to $150 million            0.10% of average daily net assets
   Over $150 million               0.05% of average daily net assets

   For the six months ended September 30, 2004, the Women's Equity Fund incurred $23,454 in administration fees.

   U.S. Bank, N.A., an affiliate of USBFS, serves as custodian to the Fund.

   Quasar Distributors, LLC, (the "Distributor"), acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

   Certain officers of the Trust are also officers and/or directors of the Administrator or Distributor.

NOTE 4 - DISTRIBUTION PLAN

   The Fund has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may pay a fee to the Advisor as Distribution Coordinator at an annual rate of up to 0.25% of the average daily net assets of the Fund. The fee is paid to the Distribution Coordinator as compensation for distribution-related activities, not reimbursement for specific expenses incurred. For the six months ended September 30, 2004, pursuant to the plan, the Fund paid fees of $29,318 to the Advisor.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

   The cost of purchases and the proceeds from the sale of securities for the period ended September 30, 2004 excluding short-term investments, were $4,393,605 and $826,217, respectively, for the Women's Equity Fund.

NOTE 6 - DISTRIBUTIONS TO SHAREHOLDERS

   As of March 31, 2004, the components of distributable earnings on a tax basis were as follows:

   Cost of investments                                $16,839,790
                                                      -----------
                                                      -----------
   Gross tax unrealized appreciation                    4,589,331
                                                      -----------
   Net tax unrealized appreciation                    $ 4,589,331
                                                      -----------
                                                      -----------
   Undistributed ordinary income                      $    16,375
   Undistributed long-term capital gain                        --
                                                      -----------
   Total distributable earnings                       $    16,375
                                                      -----------
                                                      -----------
   Other accumulated gains/(losses)                   $  (136,447)
                                                      -----------
   Total accumulated earnings/(losses)                $ 4,469,259
                                                      -----------
                                                      -----------

   The difference between book and tax distributable earnings is due to different year ends.

MANAGEMENT OF THE FUND (Unaudited)

   The Trustees are responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund. The Trustees, in turn, elect the Officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and Officers of the Trust, their dates of birth and positions with the Trust, term of office with the Trust and length of time served, their principal occupations for the past five years and other directorships held are set forth in the table below.

                                                                                                    NUMBER
                                                                                                    OF PORTFOLIOS
                                             TERM OF         PRINCIPAL                              IN FUND
                               POSITION      OFFICE AND      OCCUPATION                             COMPLEX***<F13>   OTHER
NAME, ADDRESS                  WITH          LENGTH OF       DURING PAST                            OVERSEEN BY       DIRECTORSHIPS
AND AGE                        THE TRUST     TIME SERVED     FIVE YEARS                             TRUSTEES          HELD
-------------                  ---------     -----------     -----------                            ---------------   -------------
                                                 INDEPENDENT TRUSTEES OF THE TRUST
                                                 ---------------------------------
Dorothy A. Berry*<F11>         Chairman      Indefinite      President, Talon                             1           None.
(born 1943)                    and           Term            Industries, Inc.
2020 E. Financial Way          Trustee       since           (administrative,
Suite 100                                    May 1991.       management and business
Glendora, CA 91741                                           consulting); formerly
                                                             Chief Operating Officer,
                                                             Integrated Asset
                                                             Management (investment
                                                             advisor and manager) and
                                                             formerly President, Value
                                                             Line, Inc. (investment
                                                             advisory and financial
                                                             publishing firm).

Wallace L. Cook*<F11>          Trustee       Indefinite      Retired.  Formerly                           1           None.
(born 1939)                                  Term            Senior Vice President,
2020 E. Financial Way                        since           Rockefeller Trust Co.;
Suite 100                                    May 1991.       Financial Counselor,
Glendora, CA 91741                                           Rockefeller & Co.

Carl A. Froebel*<F11>          Trustee       Indefinite      Private Investor.                            1           None.
(born 1938)                                  Term            Formerly Managing
2020 E. Financial Way                        since           Director, Premier
Suite 100                                    May 1991.       Solutions, Ltd.  Formerly
Glendora, CA 91741                                           President and Founder,
                                                             National Investor Data
                                                             Services, Inc. (investment
                                                             related computer software).

Rowley W.P. Redington*<F11>    Trustee       Indefinite      President; Intertech                         1           None.
(born 1944)                                  Term            Computer Services Corp.
2020 E. Financial Way                        since           (computer services and
Suite 100                                    May 1991.       consulting).
Glendora, CA 91741

                                                  INTERESTED TRUSTEE OF THE TRUST
                                                  -------------------------------

Steven J. Paggioli**<F12>      Trustee       Indefinite      Consultant since July                        1           Trustee,
(born 1950)                                  Term            2001; formerly, Executive                                Managers
2020 E. Financial Way                        since           Vice President, Investment                               Funds.
Suite 100                                    May 1991.       Company Administration,
Glendora, CA 91741                                           LLC ("ICA") (mutual
                                                             fund administrator).

                                                       OFFICERS OF THE TRUST
                                                       ---------------------

Robert M. Slotky               President     Indefinite      Vice President, U.S.                         1           Not
(born 1947)                                  Term since      Bancorp Fund Services,                                   Applicable.
2020 E. Financial Way                        August 2002.    LLC since July 2001;
Suite 100                      Chief         Indefinite      formerly, Senior Vice
Glendora, CA 91741             Compliance    Term since      President, ICA (May
                               Officer       September       1997-July 2001).
                                             2004.

Eric W. Falkeis                Treasurer     Indefinite      Vice President, U.S.                         1           Not
(born 1973)                                  Term            Bancorp Fund Services,                                   Applicable.
615 East Michigan St.                        since           LLC since 1997; Chief
Milwaukee, WI 53202                          August 2002.    Financial Officer, Quasar
                                                             Distributors, LLC since
                                                             2000.

Chad E. Fickett                Secretary     Indefinite      Assistant Vice President,                    1           Not
(born 1973)                                  Term            U.S. Bancorp Fund                                        Applicable.
615 East Michigan St.                        since           Services, LLC since
Milwaukee, WI 53202                          March 2002.     July 2000.

  *<F11> Denotes those Trustees of the Trust who are not "interested persons" of the Trust as defined under the 1940 Act.
 **<F12> Denotes Trustee who is an "interested person" of the Trust under the 1940 Act. Mr. Paggioli is an interested person of the Trust by virtue of his prior relationship with Quasar Distributors, LLC, the Fund's principal underwriter.
***<F13> The Trust is comprised of numerous portfolios managed by unaffiliated investment advisers. The term "Fund Complex" applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment adviser with any other series.

INFORMATION ABOUT PROXY VOTING (Unaudited)

   Information regarding how the Women's Equity Fund votes proxies relating to portfolio securities is available without charge upon request by calling toll-free at (866) 811-0221, by accessing the Fund's website at www.womens-equity.com
                                                           ---------------------
or by accessing the SEC's website at www.sec.gov
                                     -----------

   Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30, 2004 is available by calling
(866) 811-0221, on the SEC's website at www.sec.gov and on the Fund's
                                        -----------
website at www.womens-equity.com.
           ---------------------

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

   Beginning with its first and third fiscal quarters ending on or after July 9, 2004, the Women's Equity Fund will file its complete schedule of portfolio holdings with the SEC on Form N-Q. The Fund's Form N-Q will be available without charge, upon request, by calling (866) 811-0221 and on the Fund's website at www.womens-equity.com. Furthermore, you can obtain the Form N-Q on
           ---------------------
the SEC's website at www.sec.gov.
                     -----------

                               INVESTMENT ADVISOR
                           PRO-CONSCIENCE FUNDS, INC.
                              Linda Pei, President
                         625 Market Street, 16th Floor
                        San Francisco, California  94105
                             www.womens-equity.com
                                 (415) 547-9135
                                 (888) 552-9363

                                  DISTRIBUTOR
                            QUASAR DISTRIBUTORS, LLC
                            615 East Michigan Street
                          Milwaukee, Wisconsin  53202

                                   CUSTODIAN
                        U.S. BANK, NATIONAL ASSOCIATION
                               425 Walnut Street
                            Cincinnati, Ohio  45202

                                 TRANSFER AGENT
                        U.S. BANCORP FUND SERVICES, LLC
                                  P.O. Box 701
                        Milwaukee, Wisconsin  53201-0701
                                 (866) 811-0221

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                              TAIT, WELLER & BAKER
                            Linda Kaufmann, Partner
                         1818 Market Street, Suite 2400
                       Philadelphia, Pennsylvania  19103

                                 LEGAL COUNSEL
                     PAUL, HASTINGS, JANOFSKY & WALKER, LLP
                          Julie Allecta, Chief Counsel
                     Catherine MacGregor, Assistant Counsel
                          55 Second Street, 24th Floor
                        San Francisco, California  94105

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASES.
---------------------------------

Not applicable to open-end investment companies.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

The registrant has adopted a nominating committee charter that contains procedures by which shareholders may recommend nominees to the registrant's board of trustees. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees for the period.

ITEM 10. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.
------------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.

     Not Applicable

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Professionally Managed Portfolios
                   ---------------------------------------------------

     By (Signature and Title) /s/Robert M. Slotky
                              ----------------------------------------
                              Robert M. Slotky, President

     Date    12-6-04
           ----------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F14> /s/Robert M. Slotky
                                    ----------------------------------
                                    Robert M. Slotky, President

     Date    12-6-04
           ----------------------------------

     By (Signature and Title)*<F14> /s/Eric W. Falkeis
                                    ----------------------------------
                                    Eric W. Falkeis, Treasurer
     Date    12-6-04
           ----------------------------------

*<F14> Print the name and title of each signing officer under his or her signature.